Patents and software	12 Months Ended
Dec. 31, 2021
Patents and software
Patents and software

Note 3: Patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1, 2020	2,930	32	2,962
Addition	450	—	450
Disposal	—	—	—
As of December 31, 2020	3,380	32	3,412
Addition	272	—	272
Disposal	—	—	—
As of December 31, 2021	3,652	32	3,684

AMORTIZATION
As of January 1, 2020	547	15	562
Increase	168	9	177
Decrease	—	—	—
As of December 31, 2020	715	24	739
Increase	180	8	188
Decrease	—	—	—
As of December 31, 2021	895	32	927

NET BOOK VALUE
As of January 1, 2020	2,383	17	2,400
As of December 31, 2020	2,665	8	2,673
As of December 31, 2021	2,757	—	2,757

No impairment was recognized on intangible assets of the Company in the years ended December 31, 2020, and 2021, respectively. The Company determined that the COVID-19 pandemic had limited impact on the development of the clinical studies and ultimately on the company’s assets.

The Company co-owns certain patents with state-owned partners.

As part of the Intellectual Property agreement signed with the Company’s CEO (see Note 20.2) and its amendment, the total patents rights acquired from the Company’s CEO as of December 31, 2021 amounted to €1,350 thousand (€1,080 thousand as of December 31, 2020) and are amortized over a 19-year period.

Of this amount, €270 thousand was paid to the Company’s CEO in 2019, €180 thousand in 2020 and €270 thousand in 2021. The remaining amount was applied to the CEO’s subscription and the exercise of Founders warrants in 2020 (see Note 11).